Dividend Payment Restrictions (Details)	12 Months Ended
Dec. 31, 2025
Parent [Line Items]
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio, Threshold For Dividend Payment	2
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio at Period End	1
EBITDA Interest Expense Ratio	3.8
EBITDA to Interest Expense Denominator	1
Puget Sound Energy
Parent [Line Items]
Dividends, Common Equity Ratio, Threshold For Dividend Payment	44.00%
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio, Threshold For Dividend Payment	3
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio at Period End	1
Dividends, Common Equity Ratio at Period End	48.70%
EBITDA Interest Expense Ratio	5.2
EBITDA to Interest Expense Denominator	1